UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

       /s/ Mark N. Lampert, San Francisco, May 15, 2012

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      18
                                              -----------------------------

Form 13F Information Table Value Total:                $266,392
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number           Name

    1           28-6770                        BVF Partners L.P.

                                                     Form 13F INFORMATION TABLE
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----   ---------    -------   --- ----  ----------  --------  ---------------------
AP PHARMA INC                 COM NEW         00202J203    4,915   13,283,334  SH        DEFINED        1       0    13,283,334  0
ARRAY BIOPHARMA INC           COM             04269X105   28,042    8,223,469  SH        DEFINED        1       0     8,223,469  0
AUTOIMMUNE INC                COM             052776101       13    3,605,297  SH        DEFINED        1       0     3,605,297  0
CADUS CORP                    COM             127639102      369      269,270  SH        DEFINED        1       0       269,270  0
CAPSTONE THERAPEUTICS CORP    COM             14068E109    1,489    7,755,688  SH        DEFINED        1       0     7,755,688  0
CHEMOCENTRYX INC              COM             16383L106   16,000    1,500,900  SH        DEFINED        1       0     1,500,900  0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109    3,299      643,099  SH        DEFINED        1       0       643,099  0
GENVEC INC                    COM NEW         37246C307    3,147    1,196,600  SH        DEFINED        1       0     1,196,600  0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108   15,792    1,186,500  SH        DEFINED        1       0     1,186,500  0
LIGAND PHARMACEUTICALS INC    COM NEW         53220K504   55,443    3,476,044  SH        DEFINED        1       0     3,476,044  0
MYREXIS INC                   COM             62856H107    4,777    1,576,686  SH        DEFINED        1       0     1,576,686  0
NEKTAR THERAPEUTICS           COM             640268108   60,501    7,639,000  SH        DEFINED        1       0     7,639,000  0
NEUROGESX                     COM             641252101      610    1,196,191  SH        DEFINED        1       0     1,196,191  0
ONCOTHYREON INC               COM             682324108    9,995    2,292,460  SH        DEFINED        1       0     2,292,460  0
PAIN THERAPEUTICS INC         COM             69562K100      623      172,000  SH        DEFINED        1       0       172,000  0
PALATIN TECHNOLOGIES INC      COM PAR $ .01   696077403    3,796    5,200,000  SH        DEFINED        1       0     5,200,000  0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   56,065    6,964,590  SH        DEFINED        1       0     6,964,590  0
TARGACEPT INC                 COM             87611R306    1,516      296,133  SH        DEFINED        1       0       296,133  0